Notes and Accounts Receivable, Net - Aging Analysis of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 201,313.9	$ 6,574.6	$ 229,755.9
Less: Loss allowance	(531.5)		(331.6)	$ (347.0)	$ (246.6)
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Less: Loss allowance	(531.5)		(331.6)
Not past due [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	183,188.5		205,053.1
Past due [member] | Past due within 30 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	18,641.1		24,516.3
Past due [member] | Past due over 31 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 15.8		$ 518.1